Deferred consideration and contingent payments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred consideration and contingent payments
Balance - Beginning of year	$ 13,852	$ 16,638
Interest capitalized	727	922
Cash payment		(334)
Settlement in shares	(3,409)	(2,986)
Foreign exchange	1,062	(388)
Balance - End of year	12,232	13,852
Current portion	3,597	3,307
Non-current portion	8,635	10,545
Deferred consideration and contingent payments	$ 12,232	$ 13,852